Principal Accounting Policies - Property, Equipment and Software (Details)	12 Months Ended
Dec. 31, 2021
Computers and electronic equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software useful life	3 years
Office equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software useful life	3 years
Software
Property, Plant and Equipment [Line Items]
Property, equipment and software useful life	3 years